SPINNAKER ETF SERIES
116 South Franklin Street
Rocky Mount, NC  27804
252-972-9922

September 4, 2025

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:
Genter Capital Dividend Income ETF, Genter Capital Municipal Quality Intermediate ETF, Genter Capital International Dividend ETF, and Genter Capital Taxable Quality Intermediate ETF (“Genter Capital ETFs”), each a series of the Spinnaker ETF Series
File Nos. 333-215942 and 811-22398

Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Genter Capital ETFs do not differ from those contained in Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on August 28, 2025.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3807.

Yours truly,

/s/ Tracie Coop
Tracie Coop, Secretary